Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments – principal repayments
Debentures (Note 12)		$ 35,287	$ 36,783	$ 38,266
2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,137
Accounts payable		4,515
Accruals and other		17,435
Other purchase obligations		812
Interest - Credit facility (Note 11)		0
Interest - Debentures (Note 12)		3,012
Total commitments - operational		26,911
Commitments – principal repayments
Debentures (Note 12)	[1],[2]	2,113
Total Commitments Principal Repayments		2,113
Total contractual obligations		29,024
2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		1,009
Other purchase obligations		584
Interest - Credit facility (Note 11)		6,134
Interest - Debentures (Note 12)		683
Total commitments - operational		8,410
Commitments – principal repayments
Credit facility (Note 11)	[2]	48,792
Debentures (Note 12)	[1],[2]	33,144
Total Commitments Principal Repayments		81,936
Total contractual obligations		90,346
2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Lease payments		588
Other purchase obligations		642
Total commitments - operational		1,230
Commitments – principal repayments
Total contractual obligations		1,230
2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Other purchase obligations		221
Total commitments - operational		221
Commitments – principal repayments
Total contractual obligations		$ 221

[1]	The debenture repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.
[2]	The maturity date of these commitments were extended to 2029 subsequent to year-end.